Unaudited Interim Condensed Consolidated Statements of Loss and Other Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended				12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Profit or loss [abstract]
Diluted loss per share attributable to the Company’s shareholders	$ (25.31)	[1]	$ (17.85)	[1]	$ (1.3)	$ (1.7)	[2],[3]	$ (3.49)	[2],[3]

[1]	Reclassified
[2]	After giving effect to the reverse stock split (see also Note 14B)
[3]	After giving effect to the reverse stock split (see also Note 14B)